ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

US$ MILLIONS	2025	2024
Current:
Accounts receivable	$4,308	$3,592
Finance lease receivables	262	187
Prepayments & other assets	766	676
Total current	$5,336	$4,455

Non-current:
Finance lease receivables	$3,490	$3,015
Restricted cash(1)	251	203
Accounts receivable	2	15
Other assets	808	700
Total non-current	$4,551	$3,933

(1)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2025:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$745	$742	$733	$720	$675	$3,027	$6,642
Operating lease receivables	1,542	1,299	1,191	1,076	963	1,699	7,770
Total lease receivables	$2,287	$2,041	$1,924	$1,796	$1,638	$4,726	$14,412
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2024:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$520	$508	$483	$469	$461	$3,421	$5,862
Operating lease receivables	1,151	1,002	849	741	613	1,275	5,631
Total lease receivables	$1,671	$1,510	$1,332	$1,210	$1,074	$4,696	$11,493